BETTER 10Q - GOODWILL AND INTERNAL USE SOFTWARE AND OTHER INTANGIBLE ASSETS, NET - Schedule of Assets and Liabilities Acquired (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Apr. 30, 2023	Jan. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 33,300			$ 18,525	$ 18,922	$ 19,811	$ 10,995
Goodholm Finance Ltd
Business Acquisition [Line Items]
Cash and cash equivalents			$ 283
Property and equipment			20
Indefinite lived intangibles - Licenses			1,186
Goodwill			1,741
Other assets			65
Accounts payable and accrued expenses			(161)
Other liabilities			(193)
Net assets acquired			$ 2,941
Birmingham Bank Ltd
Business Acquisition [Line Items]
Cash and cash equivalents		$ 2,907
Accounts receivable		60
Short-term investments		8,729
Property and equipment		83
Finite lived intangibles		854
Indefinite lived intangibles - Licenses		31
Goodwill		12,300
Other assets		7,530
Accounts payable and accrued expenses		(248)
Customer deposits		(12,374)
Other liabilities		(586)
Net assets acquired		$ 19,286